MEMBERS MUTUAL FUNDS
550 Science Drive
Madison, Wisconsin 53711
Tele: 608.274.0300; Fax: 608.663.9010
October 23, 2009

BY EDGAR

Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

RE:       MEMBERS Mutual Funds (“Trust”) Form N-14 Registration Statement (SEC File No. 333-162242)

Dear Sir/Madam:

            Filed herewith via EDGAR is Pre-Effective Amendment No. 1 to the Trust’s Form N-14 Registration (combined information statement/prospectus) relating to a proposed reorganization of the Small Cap Growth Fund (“SCG Fund”), a series of the Trust, with and into the Small Cap Value Fund (“SCV Fund”), also a series of the Trust.   The purpose of this filing is to respond to comments received from the staff on the initial filing of the registration statement.  What follows are the staff’s comments, followed by the Trust’s comments thereto.

In connection herewith, the Trust understands that:  (1) it is responsible for the adequacy and accuracy of the disclosure in its filings, (2) the staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Securities and Exchange Commission (the “SEC”) from taking any action with respect to the filings, and (3) it may not assert staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Accounting Comments

1.       Comment:  If the investment adviser to the Trust—Madison Asset Management, LLC (“MAM”)—intends to dispose of securities of the SCG Fund prior to or shortly after the effective time of the reorganization, provide estimates of the following:  (i) the percentage of the SCG Fund’s assets that will be sold, (ii) the amount of capital gains or losses that shareholders of the fund will incur as a result, and (iii) the brokerage costs associated with any such sales.

Response:  MAM intends to dispose of securities of the SCG Fund prior to or shortly after the effective time of the reorganization.  In this regard, MAM estimates that (i) 99% of the assets will be sold, (ii) that no capital gains will result from these sales (a discussion of capital loss carry forwards is provided in response to Comment #10 below), and (iii) the brokerage costs of such sales will be approximately $6,100 (all of which costs will be paid by MAM, not the funds).

2.       Comment:  Provide an all-in estimate of the reorganization costs (including estimated brokerage costs).

Response:  Without brokerage costs, the reorganization is expected to cost approximately $10,000.  Brokerage costs will add another approximately $6,100 to this estimate.  All of these costs will be paid by MAM, not the funds.

3.       Comment:  Explain supplementally why shareholder approval is not required for the reorganization to take effect.

Response:  The Trust’s Declaration of Trust and state law governing the Trust do not require shareholder approval for fund mergers.  Likewise, Rule 17a-8 under the Investment Company Act does not require shareholder approval of mergers involving affiliated funds, so long as certain criteria are met, as described in Rule 17a-8(a)(3).  Because these criteria are met in this case, shareholder approval is not required for the planned reorganization.

4.   Comment:  The data in the fee table should be as of 10/31/08.  Also, footnote four should be revised to note that the service fee excludes non-recurring and extraordinary expenses, which the Trust must still bear.  Finally, the word “net” should be added to the second line of footnote 5 after the words “amount of “.

Response:  These changes have been made.

5.       Comment:  The pro forma statement of operations shows $67,192 as a waiver of fees, but this is inconsistent with the footnotes, in particular, the last sentence of footnote 4, which implies that the fee waiver (which was terminated on June 30, 2009) no longer applies.  Please explain.

Response:  The footnote has been changed to delete the sentence in question.

6.       Comment:  At the end of each pro forma financial statement, add the words “See Notes to Pro Forma Financial Statements.”

Response:  This change has been made.

7.       Comment:  If true, add a statement to the end of the pro forma schedule of investments to the effect that all securities to be held in the combined fund after the reorganization would comply with the investment restrictions and compliance guidelines of the SCG fund.  Also, describe any planned dispositions of the SCG fund’s securities here and place a notation next to each security to be disposed of.

Response:  The statement has been added and the securities to be disposed of have been noted.

8.       Comment:  The notes to the pro forma financial statements are missing a “use of estimates” footnote.

Response:  This footnote has been added.

9.       Comment:  The capitalization table in Part A of the Registration Statement should match the date of the pro forma financial statements (i.e., 4/30/09).  Please revise accordingly.

Response:  This change has been made.

10.   Comment:  Under the federal income tax discussion in Part A, discuss the dollar amount of capital loss carry forwards of the SCG Fund as of the most recent fiscal year end and explain how these may be limited as a result of the reorganization.

Response:  Disclosure to this effect has been added.

11.    Comment:  In the Example in Part A, include disclosure to the effect that Class B shares convert to Class A shares after a specified period of time.

Response:  Disclosure to this effect has been added.

12.   Comment:  Provide supplementally accounting survivor analysis for the proposed reorganization.

Response:  Attached hereto as Appendix A is the accounting survivor analysis, as requested.

Legal Comments

1.  Comment:  Explain in the information statement/prospectus why shareholder approval is not required for the reorganization to take effect.

Response:  Disclosure to this effect has been added.

*  *  *  *

            If you have any questions or comments regarding this filing, please call the undersigned at the telephone number listed above.

                                                                        Respectfully submitted,

                                                                        /s/ Pamela M. Krill

                                                                        Pamela M. Krill
                                                                        General Counsel and Chief Legal Officer

Appendix A

Accounting Survivor

As a general rule of thumb, the accounting survivor of a reorganization (“Survivor”) should be the fund that the surviving fund looks most like.  When making this determination, the following factors are typically weighed:

1.       Portfolio Management.  While both funds are managed by the same investment adviser (MAM), the surviving fund will be subadvised by the subadviser to the SCV Fund ( Wellington).  This factor weighs in favor of the SCV Fund as the Survivor.

2.       Portfolio Composition.  Because of Factors 1, 3 and 5, the surviving fund’s portfolio over time is expected to look more like the SCV Fund and, therefore, this factor weighs in favor of the SCV Fund as Survivor.

3.       Investment Objectives, Strategies, Restrictions.  Because the SCV Fund will retain its investment objective, principal investment strategies and restrictions, this factor weighs in favor of the SCV Fund as Survivor.

4.       Expense Structures and Expense Ratios.  Because the SCV Fund will retain its current fee structure, this factor favors the SCV Fund as Survivor.  Note, however, that both funds have essentially the same fee structure.

5.       Asset Size.  The following table shows each fund’s net assets as of June 30, 2009:

>
Fund	Assets
Small Cap Growth	$14,222,782
Small Cap Value	$18,387,674
Pro Forma –	$32,610,456

Because the SCV Fund’s assets would make up more than 56% of the surviving fund’s assets, this factor weighs in favor of the SCV Fund as Survivor.

6.       Age of Fund.  Both funds began operations at the same time.  Since both funds are the same age, this factor is neutral.

7.      Fund Governance.  Because the funds are both series of the same Trust and subject to the same governance structure, this factor is neutral.

Based on the foregoing, MAM believes that the SCV Fund will be the Survivor of the reorganization.